Cover Page	May 08, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 08, 2020
Entity Registrant Name	AMAG PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10865
Entity Tax Identification Number	04-2742593
Entity Address, Address Line One	1100 Winter Street,
Entity Address, City or Town	Waltham,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	617
Local Phone Number	498-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AMAG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000792977
Amendment Flag	false